Deferred Income Tax - Summary of Deductible and Taxable Temporary Differences in Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Abstract]
Deferred tax liabilities	€ 1,666	€ 2,008
Deferred tax assets	(95)	(159)
Net deferred income tax liability	1,571	1,849	€ 1,874
Deferred income tax assets (deductible temporary differences)
Deficits on Group retirement benefit obligations	72	119
Revaluation of derivative financial instruments to fair value	7	12
Tax loss carryforwards	132	150
Share-based payment expense	29	38
Provisions for liabilities and working capital-related items	157	350
Other deductible temporary differences	145	83
Total	€ 542	€ 752